August 5, 2026

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital Group International Equity ETF

File Nos. 333-271212 and 811-23865

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on July 31, 2026 of Registrant’s Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Jennifer L. Butler

Jennifer L. Butler

Secretary